Derivative Financial Instruments (Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2024	Mar. 31, 2024
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 10,566	¥ 10,145
One year or less
Credit Derivatives [Line Items]
Maximum payout/Notional amount	1,307	1,254
After one year through five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	8,857	8,610
After five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 403	¥ 281